Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr 30, 2013
Registrant Name	UBS MONEY SERIES
Central Index Key	0001060517
Amendment Flag	false
Document Creation Date	Aug 28, 2013
Document Effective Date	Aug 28, 2013
Prospectus Date	Aug 28, 2013
UBS Select Prime Institutional Fund | UBS Select Prime Institutional Fund
Risk/Return:
Trading Symbol	SELXX
UBS Select Treasury Institutional Fund | UBS Select Treasury Institutional Fund
Risk/Return:
Trading Symbol	SETXX
UBS Select Tax-Free Institutional Fund | UBS Select Tax-Free Institutional Fund
Risk/Return:
Trading Symbol	STFXX
UBS Select Prime Preferred Fund | UBS Select Prime Preferred Fund
Risk/Return:
Trading Symbol	SPPXX
UBS Select Treasury Preferred Fund | UBS Select Treasury Preferred Fund
Risk/Return:
Trading Symbol	STPXX
UBS Select Tax-Free Preferred Fund | UBS Select Tax-Free Preferred Fund
Risk/Return:
Trading Symbol	SFPXX
UBS Select Prime Investor Fund | UBS Select Prime Investor Fund
Risk/Return:
Trading Symbol	SPIXX
UBS Select Treasury Investor Fund | UBS Select Treasury Investor Fund
Risk/Return:
Trading Symbol	STRXX
UBS Select Tax-Free Investor Fund | UBS Select Tax-Free Investor Fund
Risk/Return:
Trading Symbol	SFRXX
UBS Select Prime Capital Fund | UBS Select Prime Capital Fund
Risk/Return:
Trading Symbol	SPCXX
UBS Select Treasury Capital Fund | UBS Select Treasury Capital Fund
Risk/Return:
Trading Symbol	STCXX
UBS Select Tax-Free Capital Fund | UBS Select Tax-Free Capital Fund
Risk/Return:
Trading Symbol	STEXX

UBS Cash Reserves Fund
UBS Cash Reserves Fund
Investment objective
To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Cash Reserves Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	UBS Cash Reserves Fund
Management fees	0.33%
Distribution and/or service (12b-1) fees	none
Other expenses	0.43%
Total annual fund operating expenses	0.76%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
UBS Cash Reserves Fund	78	243	422	942

Principal strategies

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the fund’s investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity,such as Federal National Mortgage Association (“Fannie Mae“) or Federal Home Loan Corporation (“Freddie Mac“), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.0050%)
Best quarter during years shown — 3Q 2006: 1.23%
 Worst quarters during years shown — 3Q 2009; 1Q, 2Q & 3Q 2010; & 1Q 2011: 0.00% (Actual total returns were 0.0024%)

Average annual total returns (for the periods ended December 31, 2012)
Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Average Annual Returns	One Year	Five Years	Ten Years
UBS Cash Reserves Fund	0.01%	0.52%	1.65%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Cash Reserves Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the fund’s investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity,such as Federal National Mortgage Association (“Fannie Mae“) or Federal Home Loan Corporation (“Freddie Mac“), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money market instruments generally have a low risk of loss, but they are not risk-free.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.0050%)
Best quarter during years shown — 3Q 2006: 1.23%
 Worst quarters during years shown — 3Q 2009; 1Q, 2Q & 3Q 2010; & 1Q 2011: 0.00% (Actual total returns were 0.0024%)

Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2012)
UBS Cash Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	942
Annual Return 2003	rr_AnnualReturn2003	0.81%
Annual Return 2004	rr_AnnualReturn2004	0.95%
Annual Return 2005	rr_AnnualReturn2005	2.81%
Annual Return 2006	rr_AnnualReturn2006	4.67%
Annual Return 2007	rr_AnnualReturn2007	4.84%
Annual Return 2008	rr_AnnualReturn2008	2.37%
Annual Return 2009	rr_AnnualReturn2009	0.20%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.52%
Ten Years	rr_AverageAnnualReturnYear10	1.65%

UBS Liquid Assets Fund
UBS Liquid Assets Fund
Investment objective
To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Liquid Assets Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		UBS Liquid Assets Fund
Management fees	[1]	0.04%
Distribution and/or service (12b-1) fees		none
Other expenses		0.08%
Total annual fund operating expenses	[1]	0.12%
[1]	Under its agreement with UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund reimburses UBS Global AM for its direct costs and expenses incurred in managing the fund's portfolio, which are included in "Management fees" above. The fund also reimburses UBS Global AM for its direct costs and expenses in administering the fund. UBS Global AM's direct costs for management and administration services exclude any costs attributable to overhead or any profit charge. Expense information has been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
UBS Liquid Assets Fund	12	39	68	154

Principal strategies

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the fund’s investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac“), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return

Total return January 1 to June 30, 2013: 0.07% Best quarter during years shown — 4Q 2006: 1.33% Worst quarter during years shown — 2Q 2012: 0.03%
Average annual total returns (for the periods ended December 31, 2012)
Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Average Annual Returns	One Year	Five Years	Ten Years
UBS Liquid Assets Fund	0.13%	0.74%	1.92%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Liquid Assets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the fund’s investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac“), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 to June 30, 2013: 0.07% Best quarter during years shown — 4Q 2006: 1.33% Worst quarter during years shown — 2Q 2012: 0.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2012)
UBS Liquid Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.04%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.12%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	12
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	39
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	68
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	154
Annual Return 2003	rr_AnnualReturn2003	1.06%
Annual Return 2004	rr_AnnualReturn2004	1.26%
Annual Return 2005	rr_AnnualReturn2005	3.13%
Annual Return 2006	rr_AnnualReturn2006	5.01%
Annual Return 2007	rr_AnnualReturn2007	5.22%
Annual Return 2008	rr_AnnualReturn2008	2.73%
Annual Return 2009	rr_AnnualReturn2009	0.48%
Annual Return 2010	rr_AnnualReturn2010	0.21%
Annual Return 2011	rr_AnnualReturn2011	0.16%
Annual Return 2012	rr_AnnualReturn2012	0.13%
One Year	rr_AverageAnnualReturnYear01	0.13%
Five Years	rr_AverageAnnualReturnYear05	0.74%
Ten Years	rr_AverageAnnualReturnYear10	1.92%

[1]	Under its agreement with UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund reimburses UBS Global AM for its direct costs and expenses incurred in managing the fund's portfolio, which are included in "Management fees" above. The fund also reimburses UBS Global AM for its direct costs and expenses in administering the fund. UBS Global AM's direct costs for management and administration services exclude any costs attributable to overhead or any profit charge. Expense information has been restated to reflect current fees.

UBS Select Prime Institutional Fund
UBS Select Prime Institutional Fund
Investment objective
Maximum current income consistent with liquidity and the preservation of capital.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Prime Institutional Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		UBS Select Prime Institutional Fund
Management fees	[1]	0.18%
Distribution and/or service (12b-1) fees	[1]	none
Other expenses*	[1][2]	none
Total annual fund operating expenses	[1]	0.18%
[1]	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
UBS Select Prime Institutional Fund	18	58	101	230

Principal strategies

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

  short-term obligations of the US government and its agencies and instrumentalities;

  repurchase agreements;

  obligations of issuers in the financial services group of industries; and

  commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

Performance shown in the bar chart and table for the periods through August 27, 2007 reflects that of the Institutional share class of the fund prior to its conversion into a feeder fund of Prime Master Fund.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return UBS Select Prime Institutional Fund Annual Total Returns

Total return January 1 to June 30, 2013: 0.03% Best quarter during years shown - 3Q 2007: 1.32% Worst quarter during years shown - 3Q 2011: 0.02%
Average annual total returns (for the periods ended December 31, 2012)
Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Average Annual Returns	One Year	Five Years	Ten Years
UBS Select Prime Institutional Fund	0.14%	0.73%	1.92%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select Prime Institutional Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

  short-term obligations of the US government and its agencies and instrumentalities;

  repurchase agreements;

  obligations of issuers in the financial services group of industries; and

  commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

Performance shown in the bar chart and table for the periods through August 27, 2007 reflects that of the Institutional share class of the fund prior to its conversion into a feeder fund of Prime Master Fund.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return UBS Select Prime Institutional Fund Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 to June 30, 2013: 0.03% Best quarter during years shown - 3Q 2007: 1.32% Worst quarter during years shown - 3Q 2011: 0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2012)
UBS Select Prime Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.18%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	230
Annual Return 2003	rr_AnnualReturn2003	1.08%
Annual Return 2004	rr_AnnualReturn2004	1.25%
Annual Return 2005	rr_AnnualReturn2005	3.11%
Annual Return 2006	rr_AnnualReturn2006	4.99%
Annual Return 2007	rr_AnnualReturn2007	5.22%
Annual Return 2008	rr_AnnualReturn2008	2.83%
Annual Return 2009	rr_AnnualReturn2009	0.44%
Annual Return 2010	rr_AnnualReturn2010	0.15%
Annual Return 2011	rr_AnnualReturn2011	0.13%
Annual Return 2012	rr_AnnualReturn2012	0.14%
One Year	rr_AverageAnnualReturnYear01	0.14%
Five Years	rr_AverageAnnualReturnYear05	0.73%
Ten Years	rr_AverageAnnualReturnYear10	1.92%

[1]	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

UBS Select Treasury Institutional Fund
UBS Select Treasury Institutional Fund
Investment objective
Maximum current income consistent with liquidity and the preservation of capital.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Treasury Institutional Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		UBS Select Treasury Institutional Fund
Management fees	[1]	0.18%
Distribution and/or service (12b-1) fees	[1]	none
Other expenses*	[1][2]	none
Total annual fund operating expenses	[1]	0.18%
[1]	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
UBS Select Treasury Institutional Fund	18	58	101	230

Principal strategies

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund’s direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US Treasury and in related repurchase agreements, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

Performance shown in the bar chart and table for the periods through August 27, 2007 reflects that of the Institutional share class of the fund prior to its conversion into a feeder fund of Treasury Master Fund.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return (2005 was the fund's first full calendar year of operations) UBS Select Treasury Insistutional Fund Annual Total Returns

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.0050%)
Best quarter during years shown - 4Q 2006: 1.29%
Worst quarter during years shown - 2Q 2011: 0.00%(Actual total return was 0.0025%)

Average annual total returns (for the periods ended December 31, 2012)
Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Average Annual Returns	One Year	Five Years	Life of fund	Inception Date
UBS Select Treasury Institutional Fund	0.01%	0.34%	1.72%	Mar 23, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select Treasury Institutional Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund’s direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US Treasury and in related repurchase agreements, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

Performance shown in the bar chart and table for the periods through August 27, 2007 reflects that of the Institutional share class of the fund prior to its conversion into a feeder fund of Treasury Master Fund.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return (2005 was the fund's first full calendar year of operations) UBS Select Treasury Insistutional Fund Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.0050%)
Best quarter during years shown - 4Q 2006: 1.29%
Worst quarter during years shown - 2Q 2011: 0.00%(Actual total return was 0.0025%)

Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2012)
UBS Select Treasury Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.18%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	230
Annual Return 2005	rr_AnnualReturn2005	2.97%
Annual Return 2006	rr_AnnualReturn2006	4.83%
Annual Return 2007	rr_AnnualReturn2007	4.79%
Annual Return 2008	rr_AnnualReturn2008	1.58%
Annual Return 2009	rr_AnnualReturn2009	0.09%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.34%
Life of fund	rr_AverageAnnualReturnSinceInception	1.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 23, 2004

[1]	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

UBS Select Tax-Free Institutional Fund
UBS Select Tax-Free Institutional Fund
Investment objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Tax-Free Institutional Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		UBS Select Tax-Free Institutional Fund
Management fees	[1]	0.18%
Distribution and/or service (12b-1) fees	[1]	none
Other expenses*	[1][2]	none
Total annual fund operating expenses	[1]	0.18%
[1]	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of the expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
UBS Select Tax-Free Institutional Fund	18	58	101	230

Principal strategies

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return (2008 was the fund's first full calendar year of operations) UBS Select Tax-Free Institutional Fund Annual Total Returns

Total return January 1 to June 30, 2013: 0.01% Best quarter during years shown - 1Q 2008: 0.60% Worst quarter during years shown - 3Q 2011: 0.00%(Actual total return was 0.0025%)
Average annual total returns (for the periods ended December 31, 2012)
Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Average Annual Returns	One Year	Five Years	Life of fund	Inception Date
UBS Select Tax-Free Institutional Fund	0.02%	0.46%	0.65%	Aug 28, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select Tax-Free Institutional Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of the expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return (2008 was the fund's first full calendar year of operations) UBS Select Tax-Free Institutional Fund Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 to June 30, 2013: 0.01% Best quarter during years shown - 1Q 2008: 0.60% Worst quarter during years shown - 3Q 2011: 0.00%(Actual total return was 0.0025%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2012)
UBS Select Tax-Free Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.18%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	230
Annual Return 2008	rr_AnnualReturn2008	1.94%
Annual Return 2009	rr_AnnualReturn2009	0.19%
Annual Return 2010	rr_AnnualReturn2010	0.10%
Annual Return 2011	rr_AnnualReturn2011	0.04%
Annual Return 2012	rr_AnnualReturn2012	0.02%
One Year	rr_AverageAnnualReturnYear01	0.02%
Five Years	rr_AverageAnnualReturnYear05	0.46%
Life of fund	rr_AverageAnnualReturnSinceInception	0.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 28, 2007

[1]	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of the expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

UBS Select Prime Preferred Fund
UBS Select Prime Preferred Fund
Investment objective
Maximum current income consistent with liquidity and the preservation of capital.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Prime Preferred Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		UBS Select Prime Preferred Fund
Management fees	[1]	0.18%
Distribution and/or service (12b-1) fees	[1]	none
Other expenses*	[1][2]	none
Total annual fund operating expenses	[1]	0.18%
Fee waiver	[1][3]	0.04%
Total annual fund operating expenses after fee waiver	[1][3]	0.14%
[1]	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
[3]	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through August 31, 2014, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
UBS Select Prime Preferred Fund	14	54	97	226

* Except that the expenses reflect the effects of the fund’s fee waiver agreement for the first year only.
Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

  short-term obligations of the US government and its agencies and instrumentalities;

  repurchase agreements;

  obligations of issuers in the financial services group of industries; and

  commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return (2008 was the fund's first full calendar year of operations) UBS Select Prime Preferred Fund Annual Total Returns

Total return January 1 to June 30, 2013: 0.05% Best quarter during years shown – 1Q 2008: 0.95% Worst quarter during years shown – 3Q 2011: 0.03%
Average annual total returns (for the periods ended December 31, 2012)
Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Average Annual Returns	One Year	Five Years	Life of fund	Inception Date
UBS Select Prime Preferred Fund	0.18%	0.78%	1.05%	Aug 28, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select Prime Preferred Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	* Except that the expenses reflect the effects of the fund’s fee waiver agreement for the first year only.
Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

  short-term obligations of the US government and its agencies and instrumentalities;

  repurchase agreements;

  obligations of issuers in the financial services group of industries; and

  commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return (2008 was the fund's first full calendar year of operations) UBS Select Prime Preferred Fund Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 to June 30, 2013: 0.05% Best quarter during years shown – 1Q 2008: 0.95% Worst quarter during years shown – 3Q 2011: 0.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2012)
UBS Select Prime Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.18%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[3]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.14%	[1],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	54
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	97
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	226
Annual Return 2008	rr_AnnualReturn2008	2.88%
Annual Return 2009	rr_AnnualReturn2009	0.49%
Annual Return 2010	rr_AnnualReturn2010	0.19%
Annual Return 2011	rr_AnnualReturn2011	0.17%
Annual Return 2012	rr_AnnualReturn2012	0.18%
One Year	rr_AverageAnnualReturnYear01	0.18%
Five Years	rr_AverageAnnualReturnYear05	0.78%
Life of fund	rr_AverageAnnualReturnSinceInception	1.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 28, 2007

[1]	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
[3]	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through August 31, 2014, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM.

UBS Select Treasury Preferred Fund
UBS Select Treasury Preferred Fund
Investment objective
Maximum current income consistent with liquidity and the preservation of capital.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Treasury Preferred Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		UBS Select Treasury Preferred Fund
Management fees	[1]	0.18%
Distribution and/or service (12b-1) fees	[1]	none
Other expenses*	[1][2]	none
Total annual fund operating expenses	[1]	0.18%
Fee waiver	[1][3]	0.04%
Total annual fund operating expenses after fee waiver	[1][3]	0.14%
[1]	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
[3]	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through August 31, 2014, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
UBS Select Treasury Preferred Fund	14	54	97	226

* Except that the expenses reflect the effects of the fund’s fee waiver agreement for the first year only.
Principal strategies

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund’s direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US Treasury and in related repurchase agreements, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return (2008 was the fund's first full calendar year of operations) UBS Select Treasury Preferred Fund Annual Total Returns

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.0050%)
Best quarter during years shown – 1Q 2008: 0.62%
Worst quarter during years shown – 2Q 2011: 0.00%(Actual total return was 0.0025%)

Average annual total returns (for the periods ended December 31, 2012)
Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Average Annual Returns	One Year	Five Years	Life of fund	Inception Date
UBS Select Treasury Preferred Fund	0.02%	0.37%	0.62%	Aug 28, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select Treasury Preferred Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	* Except that the expenses reflect the effects of the fund’s fee waiver agreement for the first year only.
Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund’s direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US Treasury and in related repurchase agreements, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return (2008 was the fund's first full calendar year of operations) UBS Select Treasury Preferred Fund Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.0050%)
Best quarter during years shown – 1Q 2008: 0.62%
Worst quarter during years shown – 2Q 2011: 0.00%(Actual total return was 0.0025%)

Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2012)
UBS Select Treasury Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.18%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[3]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.14%	[1],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	54
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	97
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	226
Annual Return 2008	rr_AnnualReturn2008	1.62%
Annual Return 2009	rr_AnnualReturn2009	0.13%
Annual Return 2010	rr_AnnualReturn2010	0.06%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.02%
One Year	rr_AverageAnnualReturnYear01	0.02%
Five Years	rr_AverageAnnualReturnYear05	0.37%
Life of fund	rr_AverageAnnualReturnSinceInception	0.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 28, 2007

[1]	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
[3]	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through August 31, 2014, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM.

UBS Select Tax-Free Preferred Fund
UBS Select Tax-Free Preferred Fund
Investment objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Tax-Free Preferred Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		UBS Select Tax-Free Preferred Fund
Management fees	[1]	0.18%
Distribution and/or service (12b-1) fees	[1]	none
Other expenses*	[1][2]	none
Total annual fund operating expenses	[1]	0.18%
Fee waiver	[1][3]	0.04%
Total annual fund operating expenses after fee waiver	[1][3]	0.14%
[1]	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of the expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
[3]	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through August 31, 2014, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
UBS Select Tax-Free Preferred Fund	14	54	97	226

* Except that the expenses reflect the effects of the fund’s fee waiver agreement for the first year only.
Principal strategies

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return (2008 was the fund's first full calendar year of operations) UBS Select Tax-Free Preferred Fund Annual Total Returns

Total return January 1 to June 30, 2013: 0.01% Best quarter during years shown – 1Q 2008: 0.61% Worst quarter during years shown – 4Q 2011: 0.00%(Actual total return was 0.0042%)
Average annual total returns (for the periods ended December 31, 2012)
Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Average Annual Returns	One Year	Five Years	Life of fund	Inception Date
UBS Select Tax-Free Preferred Fund	0.04%	0.48%	0.68%	Aug 28, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select Tax-Free Preferred Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of the expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	* Except that the expenses reflect the effects of the fund’s fee waiver agreement for the first year only.
Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return (2008 was the fund's first full calendar year of operations) UBS Select Tax-Free Preferred Fund Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 to June 30, 2013: 0.01% Best quarter during years shown – 1Q 2008: 0.61% Worst quarter during years shown – 4Q 2011: 0.00%(Actual total return was 0.0042%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2012)
UBS Select Tax-Free Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.18%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[3]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.14%	[1],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	54
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	97
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	226
Annual Return 2008	rr_AnnualReturn2008	1.97%
Annual Return 2009	rr_AnnualReturn2009	0.21%
Annual Return 2010	rr_AnnualReturn2010	0.14%
Annual Return 2011	rr_AnnualReturn2011	0.06%
Annual Return 2012	rr_AnnualReturn2012	0.04%
One Year	rr_AverageAnnualReturnYear01	0.04%
Five Years	rr_AverageAnnualReturnYear05	0.48%
Life of fund	rr_AverageAnnualReturnSinceInception	0.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 28, 2007

[1]	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of the expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
[3]	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through August 31, 2014, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM.

UBS Select Prime Investor Fund
UBS Select Prime Investor Fund
Investment objective
Maximum current income consistent with liquidity and the preservation of capital.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Prime Investor Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		UBS Select Prime Investor Fund
Management fees	[1]	0.20%
Distribution (12b-1) fees	[1]	0.25%
Other expenses	[1]	0.15%
Shareholder servicing fee	[1]	0.10%
Miscellaneous expenses	[1]	0.05%
Total annual fund operating expenses	[1]	0.60%
Fee waiver/expense reimbursement	[1][2]	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1][2]	0.50%
[1]	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2014 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
UBS Select Prime Investor Fund	51	182	325	740

*	Except that the expenses reflect the effects of the fund’s fee waiver/expense reimbursement agreement, including any recoupments, for the first year only.

Principal strategies

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

  short-term obligations of the US government and its agencies and instrumentalities;
  repurchase agreements;
  obligations of issuers in the financial services group of industries; and
  commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return (2009 was the fund's first full calendar year of operations) UBS Select Prime Investor Fund Annual Returns

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.0050%)
Best quarter during years shown - 1Q 2009: 0.19%
 Worst quarters during years shown - 1Q, 2Q & 3Q 2010; 1Q 2011: 0.00%(Actual total returns were 0.0024%)

Average annual total returns (for the periods ended December 31, 2012)
Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Average Annual Returns	One Year	Life of fund	Inception Date
UBS Select Prime Investor Fund	0.01%	0.26%	Aug 1, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select Prime Investor Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock
*	Except that the expenses reflect the effects of the fund’s fee waiver/expense reimbursement agreement, including any recoupments, for the first year only.

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

  short-term obligations of the US government and its agencies and instrumentalities;
  repurchase agreements;
  obligations of issuers in the financial services group of industries; and
  commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return (2009 was the fund's first full calendar year of operations) UBS Select Prime Investor Fund Annual Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.0050%)
Best quarter during years shown - 1Q 2009: 0.19%
 Worst quarters during years shown - 1Q, 2Q & 3Q 2010; 1Q 2011: 0.00%(Actual total returns were 0.0024%)

Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2012)
UBS Select Prime Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.05%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.50%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	182
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	325
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	740
Annual Return 2009	rr_AnnualReturn2009	0.26%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
One Year	rr_AverageAnnualReturnYear01	0.01%
Life of fund	rr_AverageAnnualReturnSinceInception	0.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008

[1]	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2014 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

UBS Select Treasury Investor Fund
UBS Select Treasury Investor Fund
Investment objective
Maximum current income consistent with liquidity and the preservation of capital.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Treasury Investor Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		UBS Select Treasury Investor Fund
Management fees	[1]	0.20%
Distribution (12b-1) fees	[1]	0.25%
Other expenses	[1]	0.15%
Shareholder servicing fee	[1]	0.10%
Miscellaneous expenses	[1]	0.05%
Total annual fund operating expenses	[1]	0.60%
Fee waiver/expense reimbursement	[1][2]	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1][2]	0.50%
[1]	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2014 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
UBS Select Treasury Investor Fund	51	182	325	740

*	Except that the expenses reflect the effects of the fund’s fee waiver/expense reimbursement agreement, including any recoupments, for the first year only.

Principal strategies

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund’s direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US Treasury and in related repurchase agreements, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return (2009 was the fund's first full calendar year of operations) UBS Select Treasury Investor Fund Annual Total Returns

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.0050%)
Best quarter during years shown - 4Q 2009: 0.00%(Actual total return was 0.0037%)
Worst quarters during years shown - 2Q & 3Q 2009; 1Q, 2Q & 3Q 2010; 1Q 2011: 0.00%(Actual total returns were 0.0024%)

Average annual total returns (for the periods ended December 31, 2012)
Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Average Annual Returns	One Year	Life of fund	Inception Date
UBS Select Treasury Investor Fund	0.01%	0.02%	Sep 18, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select Treasury Investor Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock
*	Except that the expenses reflect the effects of the fund’s fee waiver/expense reimbursement agreement, including any recoupments, for the first year only.

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund’s direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US Treasury and in related repurchase agreements, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return (2009 was the fund's first full calendar year of operations) UBS Select Treasury Investor Fund Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.0050%)
Best quarter during years shown - 4Q 2009: 0.00%(Actual total return was 0.0037%)
Worst quarters during years shown - 2Q & 3Q 2009; 1Q, 2Q & 3Q 2010; 1Q 2011: 0.00%(Actual total returns were 0.0024%)

Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2012)
UBS Select Treasury Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.05%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.50%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	182
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	325
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	740
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
One Year	rr_AverageAnnualReturnYear01	0.01%
Life of fund	rr_AverageAnnualReturnSinceInception	0.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2008

[1]	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2014 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

UBS Select Tax-Free Investor Fund
UBS Select Tax-Free Investor Fund
Investment objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Tax-Free Investor Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		UBS Select Tax-Free Investor Fund
Management fees	[1]	0.20%
Distribution (12b-1) fees	[1]	0.25%
Other expenses	[1]	0.43%
Shareholder servicing fee	[1]	0.10%
Miscellaneous expenses	[1]	0.33%
Total annual fund operating expenses	[1]	0.88%
Fee waiver/expense reimbursement	[1][2]	0.38%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1][2]	0.50%
[1]	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2014 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
UBS Select Tax-Free Investor Fund	51	243	450	1,049

*	Except that the expenses reflect the effects of the fund’s fee waiver/expense reimbursement agreement, including any recoupments, for the first year only.

Principal strategies

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return (2009 was the fund's first full calendar year of operations) UBS Select Tax-Free Investor Fund Annual Total Returns

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.0050%)
Best quarter during years shown - 1Q 2009: 0.03%
 Worst quarters during years shown - 3Q 2009; 1Q, 2Q & 3Q 2010; 1Q 2011: 0.00%(Actual total returns were 0.0024%)

Average annual total returns (for the periods ended December 31, 2012)
Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Average Annual Returns	One Year	Life of fund	Inception Date
UBS Select Tax-Free Investor Fund	0.01%	0.12%	Sep 22, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select Tax-Free Investor Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock
*	Except that the expenses reflect the effects of the fund’s fee waiver/expense reimbursement agreement, including any recoupments, for the first year only.

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return (2009 was the fund's first full calendar year of operations) UBS Select Tax-Free Investor Fund Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.0050%)
Best quarter during years shown - 1Q 2009: 0.03%
 Worst quarters during years shown - 3Q 2009; 1Q, 2Q & 3Q 2010; 1Q 2011: 0.00%(Actual total returns were 0.0024%)

Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2012)
UBS Select Tax-Free Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.33%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[1],[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.50%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Annual Return 2009	rr_AnnualReturn2009	0.05%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
One Year	rr_AverageAnnualReturnYear01	0.01%
Life of fund	rr_AverageAnnualReturnSinceInception	0.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008

[1]	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2014 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

UBS Select Prime Capital Fund
UBS Select Prime Capital Fund
Investment objective
Maximum current income consistent with liquidity and the preservation of capital.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Prime Capital Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		UBS Select Prime Capital Fund
Management fees	[1]	0.20%
Distribution (12b-1) fees	[1]	none
Other expenses	[1]	0.16%
Shareholder servicing fee	[1]	0.15%
Miscellaneous expenses	[1]	0.01%
Total annual fund operating expenses	[1]	0.36%
Fee waiver/expense reimbursement	[1][2]	0.16%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1][2]	0.20%
[1]	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund, and to cause its affiliate UBS Global Asset Management (US) Inc. to waive its shareholder servicing fee, so that the fund's operating expenses through August 31, 2014 (excluding interest expense, if any, and extraordinary items) would not exceed 0.20%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
UBS Select Prime Capital Fund	20	99	186	440

*	Except that the expenses reflect the effects of the fund’s fee waiver/expense reimbursement agreement, including any recoupments, for the first year only.

Principal strategies

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

  short-term obligations of the US government and its agencies and instrumentalities;

  repurchase agreements;

  obligations of issuers in the financial services group of industries; and

  commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance
There is no performance information quoted for the fund as the fund had not operated for a full calendar year as of the date of this prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select Prime Capital Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock
*	Except that the expenses reflect the effects of the fund’s fee waiver/expense reimbursement agreement, including any recoupments, for the first year only.

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

  short-term obligations of the US government and its agencies and instrumentalities;

  repurchase agreements;

  obligations of issuers in the financial services group of industries; and

  commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information quoted for the fund as the fund had not operated for a full calendar year as of the date of this prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information quoted for the fund as the fund had not operated for a full calendar year as of the date of this prospectus.
UBS Select Prime Capital Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.01%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.36%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1],[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.20%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	99
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	186
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	440

[1]	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund, and to cause its affiliate UBS Global Asset Management (US) Inc. to waive its shareholder servicing fee, so that the fund's operating expenses through August 31, 2014 (excluding interest expense, if any, and extraordinary items) would not exceed 0.20%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

UBS Select Treasury Capital Fund
UBS Select Treasury Capital Fund
Investment objective
Maximum current income consistent with liquidity and the preservation of capital.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Treasury Capital Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		UBS Select Treasury Capital Fund
Management fees	[1]	0.20%
Distribution (12b-1) fees	[1]	none
Other expenses	[1]	0.17%
Shareholder servicing fee	[1]	0.15%
Miscellaneous expenses	[1]	0.02%
Total annual fund operating expenses	[1]	0.37%
Fee waiver/expense reimbursement	[1][2]	0.17%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1][2]	0.20%
[1]	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund, and to cause its affiliate UBS Global Asset Management (US) Inc. to waive its shareholder servicing fee, so that the fund's operating expenses through August 31, 2014 (excluding interest expense, if any, and extraordinary items) would not exceed 0.20%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
UBS Select Treasury Capital Fund	20	102	191	451

*	Except that the expenses reflect the effects of the fund’s fee waiver/expense reimbursement agreement, including any recoupments, for the first year only.

Principal strategies

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund’s direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US Treasury and in related repurchase agreements, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance
There is no performance information quoted for the fund as the fund had not operated for a full calendar year as of the date of this prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select Treasury Capital Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock
*	Except that the expenses reflect the effects of the fund’s fee waiver/expense reimbursement agreement, including any recoupments, for the first year only.

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund’s direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US Treasury and in related repurchase agreements, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information quoted for the fund as the fund had not operated for a full calendar year as of the date of this prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information quoted for the fund as the fund had not operated for a full calendar year as of the date of this prospectus.
UBS Select Treasury Capital Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.02%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.37%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1],[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.20%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	102
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	451

[1]	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund, and to cause its affiliate UBS Global Asset Management (US) Inc. to waive its shareholder servicing fee, so that the fund's operating expenses through August 31, 2014 (excluding interest expense, if any, and extraordinary items) would not exceed 0.20%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

UBS Select Tax-Free Capital Fund
UBS Select Tax-Free Capital Fund
Investment objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Tax-Free Capital Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		UBS Select Tax-Free Capital Fund
Management fees	[1]	0.20%
Distribution (12b-1) fees	[1]	none
Other expenses	[1]	0.17%
Shareholder servicing fee	[1]	0.15%
Miscellaneous expenses	[1]	0.02%
Total annual fund operating expenses	[1]	0.37%
Fee waiver/expense reimbursement	[1][2]	0.17%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1][2]	0.20%
[1]	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund, and to cause its affiliate UBS Global Asset Management (US) Inc. to waive its shareholder servicing fee, so that the fund's operating expenses through August 31, 2014 (excluding interest expense, if any, and extraordinary items) would not exceed 0.20%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
UBS Select Tax-Free Capital Fund	20	102	191	451

*	Except that the expenses reflect the effects of the fund’s fee waiver/expense reimbursement agreement, including any recoupments, for the first year only.

Principal strategies

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Performance
There is no performance information quoted for the fund as the fund had not operated for a full calendar year as of the date of this prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select Tax-Free Capital Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock
*	Except that the expenses reflect the effects of the fund’s fee waiver/expense reimbursement agreement, including any recoupments, for the first year only.

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information quoted for the fund as the fund had not operated for a full calendar year as of the date of this prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information quoted for the fund as the fund had not operated for a full calendar year as of the date of this prospectus.
UBS Select Tax-Free Capital Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.02%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.37%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1],[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.20%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	102
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	451

[1]	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund, and to cause its affiliate UBS Global Asset Management (US) Inc. to waive its shareholder servicing fee, so that the fund's operating expenses through August 31, 2014 (excluding interest expense, if any, and extraordinary items) would not exceed 0.20%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 28, 2013